SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On May 13, 2024, Vitro BioPharma, Inc. (the “Company”) issued and sold to accredited investors, in a private placement, (i) senior secured convertible notes (the “Notes”) in the aggregate principal amount of $375,000, for an aggregate purchase price of $300,000 (reflecting a 20% original issue discount), and warrants to purchase shares of common stock of the Company (the “Warrants”), pursuant to a previously disclosed securities purchase agreement, dated November 16, 2023. Of the $300,000 purchase price, $150,000 was received prior to April 30, 2024 and recorded as Note Subscription Payable in Current Liabilities.

On July 16, 2024, the Company entered into a letter agreement (the “Target Agreement”) with Target Capital 16 LLC (“Target”). Pursuant to the Target Agreement, in consideration of an additional $300,000 paid by Target to the Company, the outstanding notes issued by the Company to Target under the November 2023 Purchase Agreement, consisting of a (i) $2,500,000 original principal amount note dated November 16, 2023 (“First Note”) and (ii) $1,250,000 original principal amount note dated January 4, 2024 (the “Second Note,” and collectively with the First Note, the “Outstanding Notes”), each as amended by the letter agreement between the Company and Target, dated June 19, 2024, were consolidated, amended and restated into a new note (the “Consolidated Note”) under the November 2023 Purchase Agreement. The Consolidated Note has a subscription amount of $3,300,000, an original issue discount of $825,000, and an original principal amount of $4,125,000, and otherwise has the same material terms as the Outstanding Notes.

NOTE 12 – SUBSEQUENT EVENTS

On November 16, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an accredited investor, pursuant to which the Company issued and sold to the investor, in a private placement, (i) a senior secured convertible note (the “Note”) in the principal amount of $2,500,000, for a purchase price of $2,000,000 (reflecting a 20% original issue discount), and warrants to purchase shares of common stock of the Company (the “Warrants”).

Interest on the Note will accrue commencing on the earlier of the maturity date or upon an event of default, at the annual rate of 20%, due the first day of each calendar month following such date. The Note will mature at the earlier of (i) May 16, 2024 (six months from the issuance date) and (ii) the occurrence of a Liquidity Event (as defined in the Note), provided that the Company may extend the maturity date to August 16, 2024. The Note is secured by all of the Company’s assets pursuant to a security agreement between the Company and the investor. The Note will be convertible into common stock commencing on the maturity date, at a conversion price equal to the product of (x) the Liquidity Event Price (as defined in the Note) and (y) 0.70 (or 0.60 if the Company has extended the maturity date), provided however, that if no Liquidity Event has occurred by the maturity date then the conversion price will be the amount obtained by dividing (i) $95,000,000 by (ii) the number of shares of common stock outstanding on such date calculated on a fully-diluted basis. In addition, the Company will have the right to effect conversion of the Note if, at the time (a) a Liquidity Event has occurred and (b) the underlying shares are registered for resale.

The Warrants will be exercisable into the number the shares of common stock obtained by dividing 100% of the original principal amount of the Note by (ii) the Liquidity Event Price (as defined in the Note); provided, however, that if no Liquidity Event has occurred by the maturity date, then such percentage will be 150%. The Warrants will be exercisable for a period of five years and have an exercise price equal to the Liquidity Event Price provided however, that if no Liquidity Event has occurred by the maturity date then the exercise price will be the amount obtained by dividing (i) $95,000,000 by (ii) the number of shares of common stock outstanding on such date calculated on a fully-diluted basis.

In connection with the Purchase Agreement, the Company entered into a registration rights agreement with the investor (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company agreed to file a registration statement for the resale of the shares underlying the Note and the Warrants with the Securities and Exchange Commission within 30 days of execution of the Registration Rights Agreement and to have such registration statement declared effective by the maturity date of the Note.

On November 16, 2023, the Company entered into a consulting agreement (the “Consulting Agreement”) with Alchemy Advisory LLC (“Alchemy”), pursuant to which the Company engaged Alchemy as a strategy business consultant for a term of six months. Pursuant to the Consulting Agreement, the Company paid Alchemy a fee of $50,000 and agreed to pay Alchemy an additional fee of $50,000 upon the Company’s initial public offering or direct listing of the Company’s common stock. In addition to such cash fees, the Company agreed to issue to Alchemy, 20,000 shares of common stock; provided that in the event that the initial public offering or direct listing price per share is less than $15 then the number shares of common stock will equal $300,000 (valued based on the initial public offering or direct listing price).

In connection with the foregoing, the Company relied upon the exemption from registration provided under Section 4(a)(2) under the Securities Act of 1933, as amended, for transactions not involving a public offering.

On January 10, 2024, the “Company issued and sold to an accredited investor, in a private placement, (i) a senior secured convertible note in the principal amount of $1,250,000, for a purchase price of $1,000,000 (reflecting a 20% original issue discount), and warrants to purchase shares of common stock of the Company, pursuant to a securities purchase agreement, dated November 16, 2023 as described fully above.

The January 10, 2024 Note will mature at the earlier of (i) July 10, 2024 (six months from the issuance date) and (ii) the occurrence of a Liquidity Event as described fully above, provided that the Company may extend the maturity date to October 10, 2024. All additional terms in the January 10, 2024 Note and associated Warrants are the same as the November 16, 2023 Note and Warrants as described fully above.